UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE                    68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

4/30

Date of reporting period:  01/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

EAS Genesis Fund
PORTFOLIO OF INVESTMENTS
January 31, 2010 (Unaudited)
Shares		Value

	OPEN ENDED MUTUAL FUNDS - 71.2%
	ASSET ALLOCATION FUND - 13.6%
74,920	Calamos Growth and Income Fund	$ 2,012,357
233,536	Federated Market Opportunity Fund	2,442,785
173,654	FPA Crescent Fund	4,323,991
307,464	Leuthold Asset Allocation Fund	2,871,713
78,096	Permanent Portfolio	2,972,330
		14,623,176
	BALANCED - 2.6%
69,846	FBR Focus Fund *	2,784,749

	DEBT FUND - 2.1%
328,720	Payden High Income Fund	2,287,893

	EMERGING MARKETS - 8.9%
128,283	Matthews China Fund	3,024,910
211,565	Matthews India Fund	3,368,120
475,060	T Rowe Price Africa & Middle East Fund	3,216,153
		9,609,183
	GROWTH - 9.5%
350,766	Hussman Strategic Growth Fund	4,489,805
146,725	Jensen Portfolio	3,470,052
115,018	Nakoma Absolute Return Fund *	2,273,912
		10,233,769
	INTERNATIONAL - 0.7%
57,471	Longleaf Partners International Fund *	748,276

	MARKET NEUTRAL - 10.8%
203,117	Calamos Market Neutral Income Fund	2,297,252
114,696	Caldwell & Orkin Market Opportunity Fund	2,191,844
179,217	Diamond Hill Long-Short Fund	2,919,437
206,162	Gabelli ABC Fund *	1,981,220
91,985	Gateway Fund	2,278,458
		11,668,211
	SPECIALTY/SECTOR - 9.6%
68,664	EII International Property Fund	1,016,916
183,569	Forward Global Infrastructure Fund	3,368,483
153,918	Jennison Sector Funds, Inc. - Jennison Health Sciences Fund *	3,178,399
218,312	Winslow Green Growth Fund *	2,750,736
		10,314,534
EAS Genesis Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2010 (Unaudited)
Shares		Value
	VALUE - 13.4%
71,195	Ariel Appreciation Fund	$ 2,431,314
71,696	Fairholme Fund	2,229,028
249,953	FMI Large Cap Fund	3,526,839
134,251	Greenspring Fund Incorporated	3,007,229
139,308	Professionally Managed Portfolios - The Osterweis Fund	3,293,232
		14,487,642

	TOTAL OPEN ENDED MUTUAL FUNDS ( Cost - $70,310,941)	76,757,433

	EXCHANGE TRADED FUNDS - 11.5%
	COMMODITY FUND - 7.8%
29,700	iShares COMEX Gold Trust *	3,148,794
25,000	SPDR Gold Trust *	2,649,000
280,000	United States Natural Gas Fund LP *	2,606,800
		8,404,594
	EQUITY FUND - 3.7%
40,000	ProShares Short Dow30 *	2,161,840
40,000	ProShares Short Russell2000 *	1,829,600
		3,991,440

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $12,554,738)	12,396,034

Contracts **	OPTIONS - 1.6%
	CALL OPTIONS - 0.5%
400	CBOE SPX Volatility Index @ 30 June 2010	94,000
300	iShares Barclays 20+ Year Treasury Bond Fund @ 90 March 2010	75,000
600	iShares Silver Trust @ 16 April 2010	56,400
1,000	PowerShares DB US Dollar Index Bullish Fund @ 22 March 2010	144,000
1,000	PowerShares DB US Dollar Index Bullish Fund @ 23 March 2010	58,000
40	SPDR Gold Trust @ 100 June 2010	38,600
30	SPDR Gold Trust @ 100 January 2011	42,300
		508,300
	PUT OPTIONS - 1.1%
80	Goldman Sachs Group Inc. @ 150 July 2010	116,800
400	Powershares QQQ @ 43 March 2010	64,400
20	S&P 500 Index @ 1025 February 2010	19,200
40	S&P 500 Index @ 1050 February 2010	63,200
40	S&P 500 Index @ 1075 February 2010	99,200
20	S&P 500 Index @ 1050 June 2010	107,800
15	S&P 500 Index @ 1100 June 2010	115,500
250	SPDR Gold Trust @ 100 January 2011	195,000
150	SPDR KBW Bank ETF @ 20 June 2010	10,500
2,800	United States Natural Gas Fund LP @ 9 January 2011	431,200
		1,222,800

	TOTAL OPTIONS ( Cost - $2,098,234)	1,731,100

EAS Genesis Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2010 (Unaudited)
Shares		Value

	SHORT-TERM INVESTMENTS - 12.4%
	MONEY MARKET FUND - 11.0%
11,832,148	Goldman Sachs Financial Square Funds - Government Fund	$ 11,832,148

	SOVEREIGN - 1.4%
500,000	United States Treasury Bill 2/4/2010	499,997
500,000	United States Treasury Bill 3/11/2010	499,981
500,000	United States Treasury Bill 4/8/2010	499,939
		1,499,917

	TOTAL SHORT-TERM INVESTMENTS ( Cost - $13,332,065)	13,332,065

	TOTAL INVESTMENTS - 96.7% ( Cost - $98,295,978) (a)	$ 104,216,632
	OTHER ASSETS LESS LIABILITIES - 3.3%	3,515,982
	NET ASSETS - 100.0%	$ 107,732,614

* Non-Income producing security.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 7,696,929
	Unrealized depreciation:	(1,776,275)
	Net unrealized appreciation:	$ 5,920,654

Contracts **		Value
	SCHEDULE OF OPTIONS WRITTEN
	CALL OPTIONS
250	SPDR Gold Trust @ 140 January 2011	$ 78,500
2,800	United States Natural Gas Fund LP @ 15 January 2011	151,200
	TOTAL OPTIONS WRITTEN (Proceeds $318,196)	$ 229,700

** Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

 Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

EAS Genesis Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2010 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2010 for the Fund’s assets and  liabilities  measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Open Ended Mutual Funds	$ 76,757,433	$ -	-	$ 76,757,433
Exchange Traded Funds	12,396,034	-	-	12,396,034
Options	1,731,100	-	-	1,731,100
Money Market Funds	11,832,148	-	-	11,832,148
US Treasury Obligations	1,499,917	-	-	1,499,917
Total	$ 104,216,632	$ -	$ -	$ 104,216,632
Liabilities *	Level 1	Level 2	Level 3	Total
Open Written Options	$ 229,700	$ -	-	$ 229,700
Total	$ 229,700	$ -	$ -	$ 229,700
* The Fund did not hold any Level 3 securities during the period.
Refer to the Portfolio of Investments for Industry classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

03/30/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

03/30/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

03/30/10